Changes in Equity and Earnings per Share - Summary of Changes in Issued Capital and Treasury Shares (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018
Disclosure of classes of share capital [line items]
Ordinary shares		2,019,000,000	2,019,000,000
At the end of the previous year		2,019,000,000
Changes during the period		0
At the end of the current year		2,019,000,000	2,019,000,000
At the end of the previous year	[1]	$ 1,736	$ 1,736
Changes during the period		0
At the end of the current year		$ 1,736	$ 1,736	[1]
At the end of the previous year		62,500,000
Changes during the period		(2,700,000)
At the end of the current year		59,900,000	62,500,000
Ordinary shares [member]
Disclosure of classes of share capital [line items]
Ordinary shares		1,693,000,000
At the end of the current year		1,693,000,000
Treasury shares [member]
Disclosure of classes of share capital [line items]
Ordinary shares		59,862,847
At the end of the current year		59,862,847
Restricted shares		325,999,817
Result on the use of treasury shares [member]
Disclosure of classes of share capital [line items]
At the end of the previous year		$ (2,383)
Changes during the period		(173)
At the end of the current year		(2,556)	$ (2,383)
Treasury shares [member]
Disclosure of classes of share capital [line items]
At the end of the previous year		(6,549)
Changes during the period		279	2,431	[2]
At the end of the current year		$ (6,270)	$ (6,549)

[1]	The consolidated statements of financial position as at 31 December 2018 and 1 January 2018 have been restated to reflect the impact of adoption of IFRS 16 under the full retrospective application. The Australian operations have been classified as assets held for sale as at 31 December 2019 without restatement of the respective balances as at 31 December 2018 as required by IFRS 5.
[2]	See Note 23 Changes in equity and earnings per share.